UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO (R)]


                            USAA CAPITAL GROWTH FUND

                      3RD QUARTER PORTFOLIO OF INVESTMENTS


                                 APRIL 30, 2007

                                                                      (FORM N-Q)

48491-0607                                   (C)2007, USAA. All rights reserved.

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USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------

                 EQUITY SECURITIES (95.4%)

                 COMMON STOCKS (93.9%)

                 CONSUMER DISCRETIONARY (11.2%)
                 ------------------------------
                 APPAREL RETAIL (1.9%)
        80,400   American Eagle Outfitters, Inc.                 $         2,369
       183,500   Esprit Holdings Ltd.                                      2,221
        27,700   Men's Wearhouse, Inc.                                     1,199
        30,100   Next plc(a)                                               1,403
        30,900   Ross Stores, Inc.                                         1,024
                                                                 ---------------
                                                                           8,216
                                                                 ---------------
                 AUTO PARTS & EQUIPMENT (1.3%)
        57,100   Aisin Seiki Co. Ltd.(a)                                   1,877
         9,850   Continental AG                                            1,374
         8,700   Johnson Controls, Inc.                                      890
        20,500   Valeo S.A.                                                1,172
                                                                 ---------------
                                                                           5,313
                                                                 ---------------
                 AUTOMOBILE MANUFACTURERS (1.9%)
       146,900   Fiat S.p.A.*(b)                                           4,319
        37,600   General Motors Corp.                                      1,174
        32,200   Peugeot S.A. ADR                                          2,611
                                                                 ---------------
                                                                           8,104
                                                                 ---------------
                 BROADCASTING & CABLE TV (0.5%)
        58,400   Shaw Communications, Inc.                                 2,258
                                                                 ---------------
                 DEPARTMENT STORES (1.6%)
       134,200   Home Retail Group(a)                                      1,222
        45,700   J.C. Penney Co., Inc.                                     3,614
        11,200   PPR                                                       1,942
                                                                 ---------------
                                                                           6,778
                                                                 ---------------
                 GENERAL MERCHANDISE STORES (1.0%)
        12,600   Dollar Tree Stores, Inc.*                                   495
        52,100   Family Dollar Stores, Inc.                                1,659
        34,100   Target Corp.                                              2,025
                                                                 ---------------
                                                                           4,179
                                                                 ---------------
                 HOMEBUILDING (1.3%)
        79,700   Barratt Developments plc(a)                               1,713
        14,700   Bellway plc(a)                                              442
        36,500   Bovis Homes Group plc(a)                                    818
       105,600   George Wimpey plc(a)                                      1,224
       272,500   Haseko Corp.*(a)                                            904
        37,000   Sekisui Chemical Co. Ltd.(a)                                287
                                                                 ---------------
                                                                           5,388
                                                                 ---------------
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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
                 HOTELS, RESORTS, & CRUISE LINES (0.4%)
        36,700   Carnival plc(a)                                 $         1,848
                                                                 ---------------
                 HOUSEHOLD APPLIANCES (0.5%)
        38,200   Stanley Works                                             2,226
                                                                 ---------------
                 LEISURE PRODUCTS (0.4%)
        47,500   Hasbro, Inc.                                              1,501
                                                                 ---------------
                 MOVIES & ENTERTAINMENT (0.4%)
        37,900   Vivendi S.A.(b)                                           1,562
                                                                 ---------------
                 TEXTILES (0.0%)
        60,000   Toyobo Co. Ltd.(a),(b)                                      181
                                                                 ---------------
                 Total Consumer Discretionary                             47,554
                                                                 ---------------

                 CONSUMER STAPLES (7.8%)
                 -----------------------
                 AGRICULTURAL PRODUCTS (0.9%)
        96,600   Archer-Daniels-Midland Co.                                3,738
                                                                 ---------------
                 BREWERS (0.4%)
        17,440   Molson Coors Brewing Co. "B"                              1,644
                                                                 ---------------
                 FOOD DISTRIBUTORS (0.5%)
       445,050   Metcash Ltd.(a)                                           1,925
                                                                 ---------------
                 FOOD RETAIL (3.7%)
       317,300   Koninklijke Ahold  N.V.*                                  4,030
       113,650   Kroger Co.                                                3,354
        45,000   Metro, Inc.                                               1,571
        82,800   Safeway, Inc.                                             3,006
       408,800   Tesco plc(a)                                              3,756
                                                                 ---------------
                                                                          15,717
                                                                 ---------------
                 HYPERMARKETS & SUPER CENTERS (0.8%)
        47,000   Uny Co. Ltd.(a)                                             562
        56,900   Wal-Mart Stores, Inc.                                     2,727
                                                                 ---------------
                                                                           3,289
                                                                 ---------------
                 PERSONAL PRODUCTS (0.9%)
        56,575   Estee Lauder Companies, Inc. "A"                          2,909
        21,250   NBTY, Inc.*                                               1,050
                                                                 ---------------
                                                                           3,959
                                                                 ---------------
                 TOBACCO (0.6%)
        28,800   Imperial Tobacco Group plc(a)                             1,248
        17,978   Loews Corp. - Carolina Group                              1,376
                                                                 ---------------
                                                                           2,624
                                                                 ---------------
                 Total Consumer Staples                                   32,896
                                                                 ---------------

                 ENERGY (9.2%)
                 -------------
                 INTEGRATED OIL & GAS (1.8%)
        35,728   Chevron Corp.                                             2,779
        10,080   ConocoPhillips                                              699
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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
        30,900   Marathon Oil Corp.                              $         3,138
        28,850   OAO Gazprom ADR(a)                                        1,131
                                                                 ---------------
                                                                           7,747
                                                                 ---------------
                 OIL & GAS DRILLING (0.9%)
       112,100   Saipem S.p.A.(b)                                          3,507
         5,700   Unit Corp.*                                                 326
                                                                 ---------------
                                                                           3,833
                                                                 ---------------
                 OIL & GAS EQUIPMENT & SERVICES (3.2%)
        44,300   Aker Kvaerner ASA(b)                                      1,045
        39,300   Cameron International Corp.*                              2,538
        17,600   Fugro N.V.                                                  955
        74,800   Petroleum Geo-Services ASA*                               2,054
        58,000   SBM Offshore N.V.                                         2,070
        42,000   Tenaris S.A.                                              1,947
        36,200   TGS-NOPEC Geophysical Co.*                                  825
         7,900   Tidewater, Inc.                                             499
        68,600   Worley Parsons Ltd.(a)                                    1,553
                                                                 ---------------
                                                                          13,486
                                                                 ---------------
                 OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       193,800   BG Group plc(a)                                           2,797
        11,700   NovaTek OAO(a)                                              600
                                                                 ---------------
                                                                           3,397
                                                                 ---------------
                 OIL & GAS REFINING & MARKETING (2.5%)
        62,800   Caltex Australia(a)                                       1,259
        48,900   Frontier Oil Corp.                                        1,728
        17,000   Holly Corp.                                               1,081
       391,500   Nippon Mining Holdings Inc.(a)                            3,146
        25,450   Sunoco, Inc.                                              1,922
        19,480   Valero Energy Corp.                                       1,368
                                                                 ---------------
                                                                          10,504
                                                                 ---------------
                 Total Energy                                             38,967
                                                                 ---------------

                 FINANCIALS (22.6%)
                 ------------------
                 CONSUMER FINANCE (0.1%)
        15,000   First Marblehead Corp.(b)                                   544
                                                                 ---------------
                 DIVERSIFIED BANKS (6.0%)
        38,100   Canadian Imperial Bank of Commerce(b)                     3,354
        45,700   Dexia(b)                                                  1,487
       370,574   FirstRand Ltd.                                            1,309
       259,000   Grupo Financiero Banorte S.A.                             1,126
       181,600   HBOS plc(a)                                               3,898
        10,000   Hokuhoku Financial Group, Inc.(a)                            32
        55,200   ICICI Bank Ltd. ADR(b)                                    2,259
        16,250   Jyske Bank A/S*(a)                                        1,305
        94,720   Northern Rock plc(a)                                      2,027
        93,750   Royal Bank of Scotland Group plc(a)                       3,588
        11,800   State Bank of India Ltd. GDR                                808
        48,723   State Bank of India Ltd. GDR(a)                           3,319

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
        45,300   Westpac Banking Corp.(a)                        $         1,013
                                                                 ---------------
                                                                          25,525
                                                                 ---------------
                    INVESTMENT BANKING & BROKERAGE (3.3%)
        17,400      A.G. Edwards, Inc.                                     1,261
        87,900      Amvescap plc(a)                                        1,030
        58,000      Close Brothers Group plc(a)                            1,124
       226,000      Daiwa Securities Group, Inc.(a)                        2,514
        46,800      Macquarie Bank Ltd.(a)                                 3,339
        11,220      Merrill Lynch & Co., Inc.                              1,013
       193,100      Nomura Holdings, Inc.(a)                               3,719
                                                                 ---------------
                                                                          14,000
                                                                 ---------------
                    LIFE & HEALTH INSURANCE (1.8%)
       293,150      AMP Ltd.(a)                                            2,600
       753,700      Legal & General Group plc(a)                           2,311
        15,890      MetLife, Inc.                                          1,044
       102,500      Prudential plc(a)                                      1,521
                                                                 ---------------
                                                                           7,476
                                                                 ---------------
                    MULTI-LINE INSURANCE (1.0%)
         9,400      Baloise Holdings AG                                    1,022
       218,100      Compagnia Assicuratrice Unipol S.p.A.                    866
        36,300      Loews Corp.                                            1,718
         2,300      Zurich Financial Services AG                             666
                                                                 ---------------
                                                                           4,272
                                                                 ---------------
                    OTHER DIVERSIFIED FINANCIAL SERVICES (3.1%)
        36,300      Citigroup, Inc.                                        1,946
        84,300      Investec plc(a)                                        1,193
        75,050      JPMorgan Chase & Co.                                   3,910
        14,190      ORIX Corp.(a)                                          3,780
        81,100      Sampo OYJ "A"                                          2,523
                                                                 ---------------
                                                                          13,352
                                                                 ---------------
                    PROPERTY & CASUALTY INSURANCE (2.0%)
       154,550      QBE Insurance Group Ltd.(a)                            3,923
        65,700      Travelers Companies, Inc.                              3,555
        14,250      Trygvesta A/S(a)                                       1,208
                                                                 ---------------
                                                                           8,686
                                                                 ---------------
                    REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
       229,000      Capitaland Ltd.                                        1,263
        34,300      CB Richard Ellis Group, Inc. "A"*                      1,161
         4,800      Jones Lang LaSalle, Inc.                                 516
       143,000      Keppel Corp. Ltd.                                      1,995
                                                                 ---------------
                                                                           4,935
                                                                 ---------------
                    REGIONAL BANKS (2.8%)
        88,900      Banco Popolare di Verona e Novara(b)                   2,963
        40,640      Bank of Piraeus                                        1,468
        84,000      Chugoku Bank Ltd.(a)                                   1,130
         6,150      Deutsche Postbank AG(b)                                  602
       237,000      Gunma Bank, Ltd.(a)                                    1,578
       242,500      Nishi Nippon City Bank Ltd.(a)                         1,040

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
        41,252   OTP Bank Nyrt.                                  $         2,097
        26,550   Synovus Financial Corp.                                     838
                                                                 ---------------
                                                                          11,716
                                                                 ---------------
                 REITS - DIVERSIFIED (0.3%)
       184,600   Stockland(a)                                              1,313
                                                                 ---------------
                 REITS - MORTGAGE (0.3%)
        91,400   Annaly Capital Management, Inc.                           1,454
                                                                 ---------------
                 REITS - SPECIALIZED (0.4%)
        61,350   Host Marriott Corp.                                       1,573
                                                                 ---------------
                 THRIFTS & MORTGAGE FINANCE (0.3%)
        15,800   Hypo Real Estate Holding AG ADR(b)                        1,057
                                                                 ---------------
                 Total Financials                                         95,903
                                                                 ---------------

                 HEALTH CARE (7.9%)
                 ------------------
                 BIOTECHNOLOGY (0.9%)
        33,900   Celgene Corp.*                                            2,074
        19,800   Cephalon, Inc.*                                           1,576
                                                                 ---------------
                                                                           3,650
                                                                 ---------------
                 HEALTH CARE DISTRIBUTORS (0.9%)
        36,800   AmerisourceBergen Corp.                                   1,840
        34,200   McKesson Corp.                                            2,012
                                                                 ---------------
                                                                           3,852
                                                                 ---------------
                 HEALTH CARE EQUIPMENT (0.6%)
         8,600   Fresenius Medical Care AG(b)                              1,295
        29,500   Kinetic Concepts, Inc.*                                   1,475
                                                                 ---------------
                                                                           2,770
                                                                 ---------------
                 LIFE SCIENCES TOOLS & SERVICES (0.6%)
        57,200   Applera Corp. - Applied Biosystems Group                  1,787
         4,300   Charles River Laboratories International, Inc.*             204
         6,100   Invitrogen Corp.*                                           399
                                                                 ---------------
                                                                           2,390
                                                                 ---------------
                 MANAGED HEALTH CARE (3.6%)
        85,800   Aetna, Inc.                                               4,022
        19,000   Health Net, Inc.*                                         1,027
        30,850   Humana, Inc.*                                             1,951
        71,335   UnitedHealth Group, Inc.                                  3,785
        11,100   WellCare Health Plans, Inc.*                                895
        45,050   WellPoint, Inc.*                                          3,558
                                                                 ---------------
                                                                          15,238
                                                                 ---------------
                 PHARMACEUTICALS (1.3%)
        68,100   King Pharmaceuticals, Inc.*                               1,392
        18,100   Merck KGaA                                                2,410
        41,300   Mylan Laboratories, Inc.                                    906

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
        15,200   Stada Arzneimittel AG                           $         1,000
                                                                 ---------------
                                                                           5,708
                                                                 ---------------
                 Total Health Care                                        33,608
                                                                 ---------------

                 INDUSTRIALS (12.1%)
                 -------------------
                 AEROSPACE & DEFENSE (3.5%)
        35,900   Boeing Co.                                                3,339
        53,600   Honeywell International, Inc.                             2,904
        37,470   Lockheed Martin Corp.                                     3,602
        19,500   MTU Aero Engines Holding AG(b)                            1,132
        52,500   Northrop Grumman Corp.                                    3,866
                                                                 ---------------
                                                                          14,843
                                                                 ---------------
                 AIRLINES (1.3%)
        36,000   Air France KLM                                            1,837
       129,600   British Airways plc*(a)                                   1,303
        59,350   Deutsche Lufthansa AG(b)                                  1,783
       168,650   Qantas Airways Ltd.(a)                                      743
                                                                 ---------------
                                                                           5,666
                                                                 ---------------
                 BUILDING PRODUCTS (1.0%)
        38,300   Compagnie De Saint Gobain                                 4,074
                                                                 ---------------
                 CONSTRUCTION & ENGINEERING (0.4%)
        24,960   Foster Wheeler Ltd.*                                      1,718
                                                                 ---------------
                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
        15,900   Manitowoc, Inc.                                           1,085
        21,300   Terex Corp.*                                              1,658
                                                                 ---------------
                                                                           2,743
                                                                 ---------------
                 ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
        40,300   Koninklijke Philips Electronics N.V.                      1,648
                                                                 ---------------
                 HEAVY ELECTRICAL EQUIPMENT (0.9%)
       393,000   Mitsubishi Electric Corp.(a)                              3,810
                                                                 ---------------
                 HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
       145,600   Hays plc(a)                                                 491
         6,900   Manpower, Inc.                                              554
                                                                 ---------------
                                                                           1,045
                                                                 ---------------
                 INDUSTRIAL CONGLOMERATES (0.4%)
        13,050   Siemens AG                                                1,576
                                                                 ---------------
                 INDUSTRIAL MACHINERY (1.1%)
         3,300   Aalberts Industries N.V.(b)                                 350
       428,200   Boart Longyear Group*                                       686
        15,000   Metso Corp.                                                 818
        78,000   NSK Ltd.(a)                                                 755
        88,000   NTN Corp.(a)                                                732
        45,200   Trelleborg AB                                             1,391
                                                                 ---------------
                                                                           4,732
                                                                 ---------------
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USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
                 MARINE (0.8%)
       136,000   Kawasaki Kisen Kaish Ltd.(a)                    $         1,470
       232,000   Nippon Yusen Kabushiki Kaisha(a)                          1,999
                                                                 ---------------
                                                                           3,469
                                                                 ---------------
                 RAILROADS (0.3%)
        27,420   CSX Corp.                                                 1,184
                                                                 ---------------
                 TRADING COMPANIES & DISTRIBUTORS (1.1%)
       107,000   Itochu Corp.(a)                                           1,052
       458,000   Li & Fung Ltd.                                            1,404
        47,000   Mitsui & Co., Ltd.(a)                                       838
        32,900   Travis Perkins plc(a)                                     1,312
                                                                 ---------------
                                                                           4,606
                                                                 ---------------
                 TRUCKING (0.1%)
         8,000   Ryder System, Inc.                                          421
                                                                 ---------------
                 Total Industrials                                        51,535
                                                                 ---------------

                 INFORMATION TECHNOLOGY (9.0%)
                 -----------------------------
                 COMMUNICATIONS EQUIPMENT (0.4%)
        34,650   Harris Corp.                                              1,779
                                                                 ---------------
                 COMPUTER HARDWARE (1.7%)
        88,100   Hewlett-Packard Co.                                       3,713
        14,500   International Business Machines Corp.                     1,482
       372,100   Sun Microsystems, Inc.*                                   1,942
                                                                 ---------------
                                                                           7,137
                                                                 ---------------
                 COMPUTER STORAGE & PERIPHERALS (0.6%)
        97,120   Brocade Communications Systems, Inc.*                       949
        80,500   Western Digital Corp.*                                    1,423
                                                                 ---------------
                                                                           2,372
                                                                 ---------------
                 DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
       122,450   Electronic Data Systems Corp.                             3,581
                                                                 ---------------
                 ELECTRONIC EQUIPMENT MANUFACTURERS (1.8%)
        75,200   Canon, Inc.(a)                                            4,204
        38,000   Hon Hai Precision Industry Co., Ltd.(a)                     505
        94,700   Vishay Intertechnology, Inc.*                             1,577
       115,000   Yaskawa Electric Corp.(a)                                 1,311
                                                                 ---------------
                                                                           7,597
                                                                 ---------------
                 ELECTRONIC MANUFACTURING SERVICES (0.2%)
       262,800   Solectron Corp.*                                            880
                                                                 ---------------
                 IT CONSULTING & OTHER SERVICES (0.7%)
        42,000   Cap Gemini S.A.(b)                                        3,167
                                                                 ---------------
                 OFFICE ELECTRONICS (1.7%)
        85,000   Brother Industries Ltd.(a)                                1,156
       146,000   Ricoh Co. Ltd.(a)                                         3,202

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USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
       148,000   Xerox Corp.*                                    $         2,738
                                                                 ---------------
                                                                           7,096
                                                                 ---------------
                 SEMICONDUCTORS (0.5%)
        94,200   Atmel Corp.*                                                501
        32,200   Integrated Device Technology, Inc.*                         483
       120,000   Siliconware Precision Industries Co. ADR(b)               1,164
                                                                 ---------------
                                                                           2,148
                                                                 ---------------
                 SYSTEMS SOFTWARE (0.6%)
        74,300   BMC Software, Inc.*                                       2,405
                                                                 ---------------
                 Total Information Technology                             38,162
                                                                 ---------------

                 MATERIALS (6.1%)
                 ----------------
                 ALUMINUM (0.2%)
        23,700   Alcoa, Inc.                                                 841
                                                                 ---------------
                 COMMODITY CHEMICALS (0.2%)
       192,000   Tosoh Corp.(a)                                              875
                                                                 ---------------
                 CONSTRUCTION MATERIALS (0.6%)
        24,100   Holcim Ltd.                                               2,577
                                                                 ---------------
                 DIVERSIFIED METALS & MINING (1.8%)
        48,900   Anglo American plc(a)                                     2,588
       104,000   Dowa Holdings Co., Ltd.(a)                                  968
         6,432   Freeport-McMoRan Copper & Gold, Inc. "B"                    432
        71,300   Lionore Mining International Ltd.*                        1,202
        66,900   Lundin Mining Corp.*                                        820
        29,100   Xstrata plc(a)                                            1,526
                                                                 ---------------
                                                                           7,536
                                                                 ---------------
                 SPECIALTY CHEMICALS (1.0%)
        49,300   Nalco Holding Co.                                         1,311
       238,900   Rhodia S.A.*(b)                                             972
        28,400   Shin-Etsu Chemical Co., Ltd.(a)                           1,838
                                                                 ---------------
                                                                           4,121
                                                                 ---------------
                 STEEL (2.3%)
         3,700   Carpenter Technology Corp.                                  449
        16,900   Commercial Metals Co.                                       567
        93,100   Companhia Vale Do Rio Doce                                3,183
        66,700   Mittal Steel Co. N.V.                                     3,547
        12,100   Nucor Corp.                                                 768
        29,200   Steel Dynamics, Inc.                                      1,294
                                                                 ---------------
                                                                           9,808
                                                                 ---------------
                 Total Materials                                          25,758
                                                                 ---------------

                 TELECOMMUNICATION SERVICES (4.5%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (3.3%)
       864,100   Cable & Wireless plc(a)                                   3,184
        30,400   Chunghwa Telecom Co. Ltd. ADR                               605
           245   KDDI Corp.(a)                                             1,923

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                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
        19,000   PT Telekomunikasi ADR                           $           873
       172,650   Qwest Communications International, Inc.*                 1,533
        32,500   Sistema JSFC GDR                                            911
        56,800   Tele2 AB "B"                                                971
       103,200   Telefonica S.A.                                           2,302
        39,500   Verizon Communications, Inc.                              1,508
                                                                 ---------------
                                                                          13,810
                                                                 ---------------
                 WIRELESS TELECOMMUNICATION SERVICES (1.2%)
        53,800   America Movil S.A. de C.V. ADR "L"                        2,826
       124,800   Telenor ASA(b)                                            2,337
                                                                 ---------------
                                                                           5,163
                                                                 ---------------
                 Total Telecommunication Services                         18,973
                                                                 ---------------

                 UTILITIES (3.5%)
                 ----------------
                 ELECTRIC UTILITIES (1.2%)
        14,400   Allegheny Energy, Inc.*                                     770
        16,900   FirstEnergy Corp.                                         1,157
        12,500   RAO Unified Energy System GDR(a)                          1,600
        32,600   Red Electrica de Espana(b)                                1,492
                                                                 ---------------
                                                                           5,019
                                                                 ---------------
                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.8%)
       381,100   International Power plc(a)                                3,330
                                                                 ---------------
                 MULTI-UTILITIES (1.5%)
        48,840   CMS Energy Corp.                                            904
         8,000   OGE Energy Corp.                                            307
        33,600   PNM Resources, Inc.                                       1,094
        71,000   Suez S.A.(b)                                              4,028
                                                                 ---------------
                                                                           6,333
                                                                 ---------------
                 Total Utilities                                          14,682
                                                                 ---------------
                 Total Common Stocks (cost: $367,108)                    398,038
                                                                 ---------------

                 PREFERRED SECURITIES (1.5%)

                 ENERGY (0.8%)
                 -------------
                 INTEGRATED OIL & GAS (0.8%)
       35,900    Petroleo Brasileiro S.A. ADR                              3,203
                                                                 ---------------
                 Total Energy                                              3,203
                                                                 ---------------

                 FINANCIALS (0.4%)
                 -----------------
                 DIVERSIFIED BANKS (0.4%)
       18,600    Uniao De Bancos Brasileiros S.A. (Unibanco) GDR           1,805
                                                                 ---------------
                 Total Financials                                          1,805
                                                                 ---------------

                 MATERIALS (0.3%)
                 ----------------
                 STEEL (0.3%)
        67,000   Gerdau S.A.                                               1,369
                                                                 ---------------

10

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

                                                                          MARKET
        NUMBER                                                             VALUE
     OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
                 Total Materials                                           1,369
                                                                 ---------------
                 Total Preferred Securities (cost: $6,017)                 6,377
                                                                 ---------------

                 WARRANTS (0.0%)

                 FINANCIALS (0.0%)
                 -----------------
                 REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
        87,000   China Overseas Land and Investment Ltd.*        $            56
                                                                 ---------------



                                                                 ---------------
                 Total Equity Securities
                 (cost: $373,125)                                        404,471
                                                                 ---------------


                 MONEY MARKET INSTRUMENTS (4.3%)

     6,452,744   SSgA Money Market Fund, 4.96% (c)                         6,453
    11,962,910   SSgA Prime Money Market Fund, 5.16% (c)                  11,963
                                                                 ---------------
                 Total Money Market Instruments
                 (cost: $18,416)                                          18,416
                                                                 ---------------


                 SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (8.5%)

                 MONEY MARKET FUNDS (0.0%)
        97,460   AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 5.24%(c)                                          97
                                                                 ---------------

     PRINCIPAL
        AMOUNT
         (000)
 -------------------------------------------------------------------------------

                 REPURCHASE AGREEMENTS (8.5%)
$       15,000   Credit Suisse First Boston LLC, 5.23%, acquired
                    on 4/30/2007 and due 5/01/2007 at $15,000
                    (collateralized by $15,325 of Fannie Mae
                    Notes(d), 5.75%, due 7/27/2020; market
                    value $15,304)                                        15,000

        13,000   Deutsche Bank Securities, Inc., 5.22%, acquired
                    on 4/30/2007 and due 5/01/2007 at $13,000
                    (collateralized by $12,994 of Freddie Mac
                    Notes(d), 5.13%, due 11/24/2010; market
                    value $13,261)                                        13,000

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=================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)


     PRINCIPAL                                                            MARKET
        AMOUNT                                                             VALUE
         (000)   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
$        8,000   Merrill Lynch Government Securities, Inc., 5.20%,
                   acquired on 4/30/2007 and due 5/01/2007 at
                   $8,000 (collateralized by $8,205 of Farmer Mac
                   Notes(d), 5.13%, due 4/19/2017; market
                   value $8,163)                                 $         8,000
                                                                 ---------------
                 Total Repurchase Agreements                              36,000
                                                                 ---------------
                 Total Short-term Investments Purchased With
                 Cash Collateral From Securities Loaned
                 (cost: $36,097)                                          36,097
                                                                 ---------------


                 TOTAL INVESTMENTS (COST: $427,638)              $       458,984
                                                                 ===============

                                                                              12
  N O T E S
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                 to Portfolio of INVESTMENTS


USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

13

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                 to Portfolio of INVESTMENTS
                 (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities

14

  N O T E S
================----------------------------------------------------------------
                 to Portfolio of INVESTMENTS
                 (continued)

USAA CAPITAL GROWTH FUND
APRIL 30, 2007 (UNAUDITED)

loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2007, was approximately $32,996,000. This amount excludes $828,000 of securities on loan which were sold prior to April 30, 2007.

D. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $36,128,000 and $4,782,000 respectively, resulting in net unrealized appreciation of $31,346,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $424,016,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 57.6% of net assets at April 30, 2007.

F. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

G. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a) Security was fair valued at April 30, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)  The security or a portion thereof was out on loan as of April 30, 2007.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2007.
(d) Securities issued by government-sponsored enterprises (GSE) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
*    Non-income-producing security for the 12 months preceding April 30, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.